Segment Reporting (Details Narrative) - 12 months ended Dec. 31, 2025	Total	Integer	Segments
Segment Reporting [Abstract]
Number of reportable segments			3
Number of operating segments		3	3
Segment reporting, CODM, profit (loss) measure, how used, description	Segment revenue and gross profit are determined on the same basis as consolidated revenue and consolidated gross profit as shown in the Company’s consolidated statements of operations. Segment adjusted EBITDA is defined as revenue less the following expenses associated with each segment: cost of revenue, people, marketing and advertising, technology, and other segment expenses. Segment adjusted EBITDA excludes certain non-cash items or items that management does not consider reflective of ongoing core operations.